Average Annual Total Returns{- Fidelity® Commodity Strategy Fund} - 07.31 Fidelity Commodity Strategy Fund PRO-08 - Fidelity® Commodity Strategy Fund	Fidelity Commodity Strategy Fund-Default Return Before Taxes Past 1 year	Fidelity Commodity Strategy Fund-Default Return Before Taxes Since Inception		Fidelity Commodity Strategy Fund-Default After Taxes on Distributions Past 1 year	Fidelity Commodity Strategy Fund-Default After Taxes on Distributions Since Inception		Fidelity Commodity Strategy Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Commodity Strategy Fund-Default After Taxes on Distributions and Sales Since Inception		DJ010 Past 1 year	DJ010 Since Inception
Total	26.29%	4.34%	[1]	19.44%	1.45%	[1]	15.49%	2.03%	[1]	27.11%	5.08%	[1]

[1]	(a)From May 30, 2017